Summary Of Significant Accounting Policies (Components For The Cumulative Effect Adjustment Related To The Adoption Of New Accounting Guidance) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	$ (15)	$ 6
Recognition and Presentation of Other-Than-Temporary Impairments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		6
Recognition and Presentation of Other-Than-Temporary Impairments | Adjustment To DAC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		7
Recognition and Presentation of Other-Than-Temporary Impairments | Adjustment To PVFP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		2
Recognition and Presentation of Other-Than-Temporary Impairments | Adjustment To Certain Benefit Reserves
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		1
Recognition and Presentation of Other-Than-Temporary Impairments | Provision For Income Taxes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		(4)
Accumulated other comprehensive income (loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	260	(349)
Accumulated other comprehensive income (loss) | Recognition and Presentation of Other-Than-Temporary Impairments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		(349)
Accumulated other comprehensive income (loss) | Recognition and Presentation of Other-Than-Temporary Impairments | Investment Securities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		(588)
Accumulated other comprehensive income (loss) | Recognition and Presentation of Other-Than-Temporary Impairments | Adjustment To DAC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		33
Accumulated other comprehensive income (loss) | Recognition and Presentation of Other-Than-Temporary Impairments | Adjustment To PVFP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		9
Accumulated other comprehensive income (loss) | Recognition and Presentation of Other-Than-Temporary Impairments | Adjustment to Sales Inducements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		5
Accumulated other comprehensive income (loss) | Recognition and Presentation of Other-Than-Temporary Impairments | Provision For Income Taxes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		192
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	(275)	355
Retained earnings | Recognition and Presentation of Other-Than-Temporary Impairments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		355
Retained earnings | Recognition and Presentation of Other-Than-Temporary Impairments | Investment Securities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		588
Retained earnings | Recognition and Presentation of Other-Than-Temporary Impairments | Adjustment To DAC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		(26)
Retained earnings | Recognition and Presentation of Other-Than-Temporary Impairments | Adjustment To PVFP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		(7)
Retained earnings | Recognition and Presentation of Other-Than-Temporary Impairments | Adjustment to Sales Inducements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		(5)
Retained earnings | Recognition and Presentation of Other-Than-Temporary Impairments | Adjustment To Certain Benefit Reserves
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		1
Retained earnings | Recognition and Presentation of Other-Than-Temporary Impairments | Provision For Income Taxes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments		$ (196)